COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Years Ending, December 31:
2015	$ 265,453	$ 166,735
2016	216,028	75,750
2017	58,500	58,500
Total	$ 539,981	$ 300,985